DISCONTINUED OPERATIONS (Schedule of Condensed cash flow of Online Gaming) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by (used in) operating activities	$ 11,171	$ (10,164)	$ 13,404
Net cash (used in) provided by investing activities	$ 25	$ (1,304)	$ (1,668)